Other Financial Assets	12 Months Ended
Dec. 31, 2018
OTHER FINANCIAL ASSETS
Other Financial Assets

9.    OTHER FINANCIAL ASSETS.

The detail of other financial assets as of December 31, 2018 and 2017 is as follows:

	Current		Non-current
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with changes in results	90,839	—	—	33,158
Financial assets at fair value with change in other comprehensive income	269,031	—	2,352,894	2,595,343
Financial assets held to maturity	880,268	185,913	689,146	—
Hedging derivatives	39,022,012	20,038,433	4,191,543	30,789,703
Non-Hedging derivatives	41,023	402,716	36,086	—
Total	40,303,173	20,627,062	7,269,669	33,418,204